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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
           --------------------------------------------------------------
Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    5/12/00
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 18
                                            ---------------------------
Form 13F Information Table Value Total:     $        117,234
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
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
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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:   Item 3:  CUSIP   Item 4: Fair     Item 5:                        (b) Shared-  (c)
Name of Issuer         Title of  Number           Market Value     Shares or                      As Defined   Shared-
                       Class                                       Principal      (a) Sole        in Instr. V  Other
                                                                   Amount
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
Bethlehem Steel        COM       87509105         9,900,000        1,650,000      1,650,000
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Comsat Corp.           COM SER 1 20564D107        1,563,000        75,788         75,788
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Florsheim Shoe Co.     COM       343302105        42,000           15,000         15,000
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Genesis Worldwide      COM       37184G104        131,000          35,000         35,000
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Great Atlantic & Pac.  COM       390064103        975,000          50,000         50,000
Tea Inc.
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La Z Boy               COM       505336107        907,000          59,000         59,000
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LTX Corp.              COM       502392103        5,413,000        119,800        119,800
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COLUMN TOTALS (Page)                              18,931,000

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Table continued...

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                                     Item 8: Voting Authority (Shares)
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Item 1:                Item 7:
Name of Issuer         Managers See
                       Instr. V      (a) Sole       (b) Shared     (c) None

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Bethlehem Steel                      1,650,000
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Comsat Corp.                         75,788
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Florsheim Shoe Co.                   15,000
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Genesis Worldwide                    35,000
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Great Atlantic & Pac.                50,000
Tea Inc.
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La Z Boy                             59,000
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LTX Corp.                            119,800
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COLUMN TOTALS (Page)

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

                                    FORM 13F

Page 2 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                     Item 6: Investment Discretion
---------------------------------------------------------------------------------------------------------------------------
Item 1:                  Item 2:    Item 3:  CUSIP  Item 4: Fair      Item 5:                     (b)          (c) Shared-
Name of Issuer           Title of   Number          Market Value      Shares or                   Shared- As   Other
                         Class                                        Principal      (a) Sole     Defined in
                                                                      Amount                      Instr. V

---------------------------------------------------------------------------------------------------------------------------
NCR Corp.                COM        62886E108       24,075,000        600,000        600,000
---------------------------------------------------------------------------------------------------------------------------
New Valley Corp          COM        649080504       590,000           160,000        160,000
---------------------------------------------------------------------------------------------------------------------------
Ogden Corp.              COM        676346109       14,325,000        1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------------
Primesource Corp.        COM        741593107       401,000           75,000         75,000
---------------------------------------------------------------------------------------------------------------------------
Ryerson Tull             COM        783755101       4,658,000         300,484        300,484
                         CLA
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Scitex Ltd.              ORD        809090103       1,556,000         100,000        100,000
---------------------------------------------------------------------------------------------------------------------------
Sports Authority         COM        849176102       320,000           125,000        125,000
---------------------------------------------------------------------------------------------------------------------------
Sunglass Hut             COM        86736F106       10,156,000        1,300,000      1,300,000
---------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive       COM        880349105       826,000           104,000        104,000
---------------------------------------------------------------------------------------------------------------------------
Unisys Corp              COM        909214108       21,287,000        828,700        828,700
---------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.      COM        922944103       20,109,000        2,250,000      2,250,000
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                98,303,000
---------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN TOTALS                             117,234,000
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Table continued...

-------------------------------------------------------------------------------
                                    Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------
Item 1:                   Item 7:
Name of Issuer            Mana-
                          gers      (a) Sole      (b) Shared    (c) None
                          See
                          Instr. V
-------------------------------------------------------------------------------
NCR Corp.                           600,000
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New Valley Corp                     160,000
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Ogden Corp.                         1,200,000
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Primesource Corp.                   75,000
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Ryerson Tull                        300,484

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Scitex Ltd.                         100,000
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Sports Authority                    125,000
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Sunglass Hut                        1,300,000
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Tenneco Automotive                  104,000
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Unisys Corp                         828,700
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Venator Group, Inc.                 2,250,000
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COLUMN TOTALS (Page)
-------------------------------------------------------------------------------
AGGREGATE COLUMN TOTALS
-------------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                    FORM 13F

Page 3 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------


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                                                                                       Item 6: Investment Discretion
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Item 1:               Item 2:      Item 3:  CUSIP  Item 4: Fair    Item 5:  Shares or                   (b)             (c)
Name of Issuer        Title of     Number          Market Value    Principal Amount                     Shared- As      Shared-
                      Class                                                            (a) Sole         Defined in      Other
                                                                                                        Instr. V
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
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Confidential Treatment has been requested for this page pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.
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Table continued...

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                                   Item 8: Voting Authority (Shares)
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Item 1:                Item 7:
Name of Issuer         Mana-
                       gers  See   (a) Sole        (b) Shared  (c)
                       Instr. V                                None
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Confidential Treatment has been requested for this page pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.
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